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The Manufacturers Life Insurance Company (U.S.A.)
500 Boylston Street, Suite 500
Boston, MA  02116-3739



January 7, 2002


VIA EDGAR

U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549


         Re: The Manufacturers Life Insurance Company (U.S.A.) Separate Account H File Nos. 333-70728 and 333-70730 (the "Registrant")

Dear Sirs:

         Pursuant to Rule 497(j), please be advised that the form of combined prospectus and statement of additional information dated January 1, 2002 for the Registrant contains no changes from the form of prospectus and statement of additional information for the Registrant contained in pre-effective amendment no. 1 under the Securities Act of 1933 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on January 2, 2002 via EDGAR.

         If you have any questions, please call the undersigned at (617)
854-8641.

Very truly yours,

/s/ Betsy Seel
----------------

Elizabeth M. Tierney
Senior Counsel